UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia		30309
(Address of principal executive offices)		(Zip code)

ALPS Fund Services, Inc. 1290 Broadway, Suite 1100, Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	April 1- June 30, 2008

Item 1 – Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	June 30, 2008
CORNERCAP BALANCED FUND

	Shares	Value

COMMON STOCKS (58.6%)

Aerospace & Defense (0.9%)
Goodrich Corp.	3,130	$148,550

Apparel (1.5%)
VF Corp.	3,300	234,894

Auto Manufacturers (1.2%)
Nissan Motor Co., Ltd. (ADR)	12,300	202,335

Auto Parts & Equipment (1.6%)
Johnson Controls, Inc.	8,850	253,818

Banks (1.7%)
Comerica, Inc.	3,700	94,831
US Bancorp	6,350	177,102
		271,933
Beverages (1.7%)
Anheuser-Busch Cos., Inc.	4,500	279,540

Biotechnology (1.2%)
Amgen, Inc. (a)	4,000	188,640

Chemicals (3.1%)
FMC Corp.	3,500	271,040
PPG Industries, Inc.	3,900	223,743
		494,783
Commercial Services & Supplies (3.5%)
Convergys Corp. (a)	10,900	161,974
Manpower, Inc.	3,350	195,104
R.R. Donnelley & Sons Co.	6,850	203,377
		560,455
Computers (2.5%)
Seagate Technology LLC	9,600	183,648
Western Digital Corp. (a)	6,400	220,992
		404,640
Diversified Investments (1.2%)
General Electric Co.	7,100	189,499

Diversified Machinery (2.6%)
Eaton Corp.	3,100	263,407
Terex Corp. (a)	3,000	154,110
		417,517
Electronic Equipment & Instruments (2.3%)
Arrow Electronics, Inc. (a)	6,100	187,392
Diebold, Inc.	5,100	181,458
		368,850
Electronics (2.1%)
Avnet, Inc. (a)	6,000	163,680
Flextronics International Ltd. (a)	19,500	183,300
		346,980
Forest Products & Paper (1.0%)
International Paper Co.	7,100	165,430

Health Care Providers & Services (3.1%)
Cigna Corp.	4,800	169,872
Lincare Holdings, Inc. (a)	6,300	178,920
UnitedHealth Group, Inc.	5,940	155,925
		504,717
Insurance (5.1%)
Everest Re Group Ltd.	2,550	203,261
Lincoln National Corp.	3,800	172,216

PartnerRe Ltd.	3,500	241,954
The Travelers Cos., Inc.	4,550	197,470
		814,901
Investment Companies (0.9%)
American Capital Strategies Ltd.	5,900	140,243

Iron & Steel (2.1%)
Gerdau Ameristeel Corp.	17,700	341,610

Media (0.9%)
Gannett Co., Inc.	6,900	149,523

Oil & Gas (5.7%)
ConocoPhillips	2,150	202,939
ENSCO International, Inc.	2,650	213,961
Marathon Oil Corp.	4,300	223,041
National Oilwell Varco, Inc. (a)	3,200	283,904
		923,845
Pharmaceuticals (2.5%)
Pfizer, Inc.	9,050	158,104
Wyeth	5,000	239,800
		397,904

Retail (2.9%)
Darden Restaurants, Inc.	8,300	265,102
Office Depot, Inc. (a)	18,800	205,672
		470,774
Telecommunications (4.4%)
AT&T, Inc.	7,000	235,830
Telefonos de Mexico, S.A. de C.V. (ADR)	6,600	156,288
Telmex Internacional, S.A. de C.V. (ADR) (a)	6,600	106,260
Windstream Corp.	16,850	207,929
		706,307

Toys, Games & Hobbies (1.1%)
Mattel, Inc.	10,400	178,048

Transportation (1.8%)
Norfolk Southern Corp.	4,700	294,548

Total Common Stocks (Cost $9,180,697)		9,450,284

	Principal
	Amount	Value
CORPORATE BONDS (19.4%)

Banks (2.9%)
Citigroup, Inc.,
5.000%, 09/15/2014	$150,000	139,085
7.250%, 10/01/2010	165,000	171,562
GCB Wells Fargo,
3.125%, 04/01/2009	150,000	149,322
		459,969

Beverages (0.6%)
Pepsico, Inc.,
5.700%, 11/01/2008	100,000	100,482

Chemicals (0.6%)
E.I. du Pont de Nemours & Co.,
4.125%, 04/30/2010	100,000	101,011

Diversified Financial Services (3.1%)
Allstate Life Global Funding Trusts,
4.250%, 02/26/2010	100,000	100,318
Lehman Brothers Holdings, Inc.,
6.625%, 01/18/2012	150,000	148,458
Toyota Motor Credit Corp.,
5.450%, 05/18/2011	150,000	156,437

Wells Fargo Financial,
5.500%, 08/01/2012	100,000	101,542
		506,755
Diversified Investments (0.9%)
General Electric Capital Notes,
5.450%, 01/15/2013	140,000	142,975

Health Care Products (0.9%)
Johnson & Johnson,
3.800%, 05/15/2013	150,000	149,138

Investment Companies (4.7%)
Berkshire Hathaway, Inc.,
4.625%, 10/15/2013	100,000	100,395
Credit Suisse USA,
5.375%, 03/02/2016	250,000	244,260
Goldman Sachs Group, Inc.,
5.125%, 01/15/2015	170,000	162,950
Merrill Lynch & Co, Inc.,
6.375%, 10/15/2008	150,000	149,920
Morgan Stanley,
5.050%, 01/21/2011	100,000	98,883
		756,408

Pharmaceuticals (1.1%)
Eli Lilly & Co.,
6.000%, 03/15/2012	160,000	169,570

Retail (2.9%)
Home Depot, Inc.,
4.625%, 08/15/2010	100,000	98,699
Quicksilver, Inc.,
4.950%, 08/15/2014	200,000	206,783
Wal-Mart Stores, Inc.,
6.875%, 08/10/2009	150,000	155,518
		461,000

Telecommunications (1.7%)
BellSouth Corp.,
6.000%, 10/15/2011	150,000	154,545
Verizon VA, Inc.,
4.625%, 03/15/2013	125,000	120,891
		275,436

Total Corporate Bonds (Amortized Cost $3,122,545)		3,122,744

U.S. GOVERNMENT & AGENCY OBLIGATIONS (18.4%)

Federal Farm Credit Bank (FFCB) (1.0%)
FFCB,
4.875%, 09/24/2014	150,000	154,497

Federal Home Loan Bank (FHLB) (0.9%)
FHLB,
5.250%, 06/12/2009	150,000	153,256

Federal Home Loan Mortgage Corp (FHLMC) (0.9%)
FHLMC,
4.500%, 01/15/2015	150,000	150,921

Federal National Mortgage Association (FNMA) (3.2%)
FNMA,
4.000%, 09/02/2008	100,000	100,171
5.000%, 03/15/2016	250,000	255,457
7.125%, 06/15/2010	150,000	161,132
		516,760

U.S. Treasury (12.4%)
U.S. Treasury Inflation Indexed Bonds,
1.875%, 07/15/2015	165,632	173,512
U.S. Treasury Notes,
3.375%, 12/15/2008	100,000	100,641
4.000%, 02/15/2014	155,000	160,038
4.000%, 02/15/2015	170,000	174,888
4.250%, 08/15/2013	150,000	156,633
4.875%, 05/15/2009	100,000	102,148
4.875%, 02/15/2012	280,000	297,150
5.000%, 02/15/2011	100,000	105,648
5.000%, 08/15/2011	190,000	201,845
5.125%, 05/15/2016	150,000	163,816
5.500%, 05/15/2009	200,000	205,484
5.750%, 08/15/2010	150,000	159,633
		2,001,436

Total U.S. Government & Agency Obligations (Amortized Cost $2,855,207)		2,976,870

	Shares	Value
SHORT TERM INVESTMENTS (3.0%)

Federal Treasury Obligation Money Market Fund, 7 Day Yield 1.478% (b)	485,417	485,417

Total Short Term Investments (Cost $485,417)		485,417

Total Investments (Cost $15,643,866)	99.4%	16,035,315

Total Other Assets in Excess of Liabilities	0.6%	100,071

Total Net Assets	100.0%	$16,135,386

(a) Non Income Producing Security.

(b) Investment in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Common Abbreviations:

ADR - American Depositary Receipt

S.A. de C.V - A variable capital company.

SCHEDULE of INVESTMENTS (Unaudited)	June 30, 2008
CORNERCAP SMALL-CAP VALUE FUND

	Shares	Value
COMMON STOCKS (99.7%)

Aerospace & Defense (2.6%)
Esterline Technologies Corp.(a)	9,000	$443,340

Auto Parts & Equipment (1.8%)
ArvinMeritor, Inc.	24,650	307,632

Banks (4.1%)
FirstMerit Corp.	23,400	381,654
Washington Federal, Inc.	17,794	322,071
		703,725
Building Products (1.9%)
Apogee Enterprises, Inc.	19,960	322,554

Chemicals (5.1%)
Olin Corp.	21,450	561,561
OM Group, Inc.(a)	9,600	314,784
		876,345
Commercial Services & Supplies (6.3%)
ABM Industries, Inc.	17,500	389,374
Heidrick & Struggles International, Inc.	12,300	339,972
Korn/Ferry International(a)	22,250	349,993
		1,079,339

Diversified Machinery (9.5%)
Cascade Corp.	8,650	366,068
Chart Industries, Inc.(a)	9,050	440,191
Crane Co.	10,525	405,528
Wabtec Corp.	8,610	418,618
		1,630,405

Diversified Manufacturers (4.7%)
EnPro Industries, Inc.(a)	12,200	455,548
Standex International Corp.	17,650	366,061
		821,609

Electronic Equipment & Instruments (8.5%)
CTS Corp.	42,900	431,145
Fushi Copperweld, Inc.(a)	21,420	508,297
Kemet Corp.(a)	67,900	219,996
Technitrol, Inc.	17,900	304,121
		1,463,559
Electronics (2.5%)
TTM Technologies, Inc.(a)	33,000	435,930

Food (4.3%)
Gruma, S.A.B. de C.V. (ADR)(a)	37,200	402,876
Sanderson Farms, Inc.	9,920	342,438
		745,314
Forest Products & Paper (2.2%)
Buckeye Technologies, Inc.(a)	45,050	381,123

Health Care Providers & Services (4.5%)
Kinetic Concepts, Inc.(a)	10,150	405,087
Lincare Holdings, Inc.(a)	12,800	363,520
		768,607
Household Durables (2.2%)
Helen of Troy Ltd.(a)	23,350	376,402

Insurance (10.1%)
Assured Guaranty Ltd.	16,000	287,840
HCC Insurance Holdings, Inc.	15,337	324,224
The Navigators Group, Inc.(a)	7,400	399,970

Reinsurance Group of America, Inc.	8,000	348,160
SeaBright Insurance Holdings, Inc.(a)	26,400	382,273
		1,742,467
Investment Companies (0.9%)
MCG Capital Corp.	37,800	150,444

Metal Fabrication (2.5%)
Haynes International, Inc.(a)	7,400	425,870

Oil & Gas (6.3%)
Basic Energy Services, Inc.(a)	18,000	567,000
Unit Corp.(a)	6,200	514,414
		1,081,414
Retail (7.9%)
Cabela’s, Inc.(a)	27,100	298,371
Fred’s, Inc.	30,330	340,909
Regis Corp.	16,400	432,140
Ruby Tuesday, Inc.	53,640	289,656
		1,361,076
Telecommunications (9.2%)
Harmonic, Inc.(a)	43,400	412,734
Plantronics, Inc.	17,400	388,368
Sierra Wireless, Inc.(a)	20,410	297,986
Syniverse Holdings, Inc.(a)	30,000	486,000
		1,585,088
Trucking (2.6%)
Arkansas Best Corp.	12,350	452,504

Total Common Stocks (Cost $18,532,915)		17,154,747

SHORT TERM INVESTMENTS (0.5%)

Federated Treasury Obligation Money Market Fund, 7 Day Yield 1.478%(b)	92,494	92,494

Total Short Term Investments (Cost $92,494)		92,494

Total Investments (Cost $18,625,409)	100.2%	17,247,241

Total Liabilities in Excess of Other Assets	(0.2)%	(33,752)

Total Net Assets	100.0%	$17,213,489

(a) Non Income Producing Security.

(b) Investment in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Common Abbreviations:

ADR - American Depositary Receipt

S.A.B. de C.V. - A variable capital company.

SCHEDULE of INVESTMENTS (Unaudited)	June 30, 2008
CORNERCAP CONTRARIAN FUND

	Shares	Value
COMMON STOCKS (99.6%)

Aerospace & Defense (1.2%)
LMI Aerospace, Inc.(a)	1,680	$29,517
Triumph Group, Inc.	615	28,967
		58,484
Agriculture (0.6%)
Reynolds American, Inc.	620	28,935

Airlines (0.3%)
Republic Airways Holdings, Inc.(a)	1,615	13,986

Apparel (1.3%)
Maidenform Brands, Inc.(a)	2,250	30,375
True Religion Apparel, Inc.(a)	1,231	32,806
		63,181
Auto Manufacturers (0.7%)
Toyota Motor Corp. (ADR)	350	32,900

Auto Parts & Equipment (2.0%)
Autoliv, Inc.	725	33,799
The Goodyear Tire & Rubber Co.(a)	1,395	24,873
Lear Corp.(a)	1,110	15,740
Magna International, Inc.	450	26,658
		101,070
Banks (4.3%)
Banco Itau Holding Financeira S.A. (ADR)	1,450	29,450
Banco Latinoamericano de Exportaciones S.A. - Class E	2,100	33,999
Boston Private Financial Holdings, Inc.	2,320	13,154
Center Financial Corp.	2,700	22,869
Oriental Financial Group, Inc.	1,626	23,187
Pacific Capital Bancorp N.A.	1,550	21,359
Sierra Bancorp	1,620	26,730
Unibanco - Uniao de Bancos Brasileiros S.A. (GDR)	350	44,425
		215,173
Beverages (1.3%)
Constellation Brands, Inc. - Class A(a)	1,755	34,854
PepsiAmericas, Inc.	1,460	28,879
		63,733
Biotechnology (0.9%)
Amgen, Inc.(a)	1,000	47,160

Chemicals (3.9%)
Nova Chemicals Corp.	1,150	28,371
Olin Corp.	1,950	51,051
OM Group, Inc.(a)	475	15,575
PPG Industries, Inc.	535	30,693
RPM International, Inc.	1,440	29,664
Terra Industries, Inc.	789	38,937
		194,291
Commercial Services & Supplies (5.3%)
AerCap Holdings N.V.(a)	1,575	19,892
China Direct, Inc.(a)	4,560	33,471
Dollar Financial Corp.(a)	1,160	17,528
Healthspring, Inc.(a)	1,850	31,228
Heidrick & Struggles International, Inc.	1,050	29,022
ICF International, Inc.(a)	1,265	21,024
R.R. Donnelley & Sons Co.	1,100	32,659
Rent-A-Center, Inc.(a)	2,285	47,002
United Rentals, Inc.(a)	1,720	33,729
		265,555
Computers (3.4%)
Cogo Group, Inc.(a)	2,830	25,781
Computer Sciences Corp.(a)	690	32,320

COMSYS IT Partners, Inc.(a)	2,300	20,976
Super Micro Computer, Inc.(a)	3,435	25,350
Telvent GIT S.A.	1,325	31,827
Western Digital Corp.(a)	993	34,289
		170,543
Containers & Packaging (0.5%)
Owens-Illinois, Inc.(a)	585	24,389

Diversified Financial Services (3.1%)
Encore Capital Group, Inc.(a)	3,405	30,066
First Financial Holdings, Inc.	1,535	26,371
GFI Group, Inc.	2,705	24,372
The Goldman Sachs Group, Inc.	185	32,357
World Acceptance Corp.(a)	1,250	42,087
		155,253
Diversified Machinery (4.7%)
Altra Holdings, Inc.(a)	2,000	33,620
Crane Co.	800	30,824
DXP Enterprises, Inc.(a)	775	32,271
Gardner Denver, Inc.(a)	975	55,380
The Manitowoc Co., Inc.	830	27,000
Regal-Beloit Corp.	825	34,856
Terex Corp.(a)	460	23,630
		237,581
Electric (1.1%)
CenterPoint Energy, Inc.	2,215	35,551
Empresa Distribuidora y Comercializadora Norte S.A. (ADR)	1,685	19,209
		54,760
Electronic Equipment & Instruments (2.2%)
Arrow Electronics, Inc.(a)	950	29,184
Insteel Industries, Inc.	1,860	34,057
Superior Essex, Inc.(a)	1,100	49,093
		112,334
Electronics (1.6%)
AU Optronics Corp. (ADR)	2,700	42,768
Celestica, Inc.(a)	4,565	38,483
		81,251
Engineering & Construction (0.6%)
Perini Corp.(a)	905	29,910

Entertainment (0.5%)
Speedway Motorsports, Inc.	1,320	26,902

Food (2.8%)
Chiquita Brands International, Inc.(a)	1,400	21,238
Fresh Del Monte Produce, Inc.(a)	833	19,634
Nash Finch Co.	1,100	37,696
Sara Lee Corp.	2,445	29,951
SUPERVALU, Inc.	1,050	32,435
		140,954
Forest Products & Paper (0.5%)
International Paper Co.	1,100	25,630

Health Care Products (0.6%)
Cynosure, Inc.(a)	1,440	28,541

Health Care Providers & Services (3.3%)
Apria Healthcare Group, Inc.(a)	1,640	31,799
Cigna Corp.	750	26,543
Kinetic Concepts, Inc.(a)	665	26,540
LifePoint Hospitals, Inc.(a)	1,035	29,291
Lincare Holdings, Inc.(a)	1,100	31,239
WellCare Health Plans, Inc.(a)	590	21,329
		166,741
Home Builders (0.6%)
Gafisa S.A. (ADR)	845	29,043

Household Durables (1.2%)
CSS Industries, Inc.	1,200	29,064
Helen of Troy Ltd.(a)	2,000	32,240
		61,304
Insurance (8.8%)
American Safety Insurance Holdings Ltd.(a)	2,000	28,760
Amerisafe, Inc.(a)	2,300	36,661
Aspen Insurance Holdings Ltd.	1,400	33,138
Axis Capital Holdings Ltd.	975	29,065
Chubb Corp.	750	36,757
Flagstone Reinsurance Holdings Ltd.	2,740	32,305
Hallmark Financial Services, Inc.(a)	3,000	29,010
HCC Insurance Holdings, Inc.	1,400	29,596
MetLife, Inc.	600	31,662
Platinum Underwriters Holdings Ltd.	925	30,164
RenaissanceRe Holdings Ltd.	650	29,036
SeaBright Insurance Holdings, Inc.(a)	2,200	31,856
The Travelers Cos., Inc.	800	34,720
Unum Group	1,600	32,720
		445,450
Internet (1.3%)
FTD Group, Inc.	2,500	33,325
United Online, Inc.	3,175	31,845
		65,170
Iron & Steel (2.9%)
ArcelorMittal	485	48,048
Gerdau Ameristeel Corp.	1,912	36,902
Gerdau S.A. (ADR)	1,275	30,613
Ternium S.A. (ADR)	764	32,088
		147,651
Media (0.8%)
Entercom Communications Corp.	3,020	21,200
Gannett Co., Inc.	900	19,503
		40,703
Mining (1.9%)
Century Aluminum Co.(a)	465	30,918
Freeport-McMoRan Copper & Gold, Inc. - Class B	273	31,993
Harry Winston Diamond Corp.	1,130	32,533
		95,444
Miscellaneous Manufacturers (2.9%)
Acuity Brands, Inc.	975	46,878
Carlisle Cos., Inc.	895	25,955
Ceradyne, Inc.(a)	550	18,865
EnPro Industries, Inc.(a)	900	33,606
Park-Ohio Holdings Corp.(a)	1,525	22,509
		147,813
Office Furnishings (1.1%)
Knoll, Inc.	2,320	28,188
Xerox Corp.	2,215	30,035
		58,223
Oil & Gas (9.8%)
Apache Corp.	310	43,090
Chevron Corp.	345	34,200
Cimarex Energy Co.	485	33,790
ConocoPhillips	500	47,195
ENI S.p.A. (ADR)	445	33,032
Frontier Oil Corp.	1,100	26,301
Mariner Energy, Inc.(a)	1,110	41,037
Noble Corp.	800	51,968
St. Mary Land & Exploration Co.	618	39,948
Stone Energy Corp.(a)	583	38,426
Swift Energy Co.(a)	690	45,581
W&T Offshore, Inc.	985	57,631
		492,199
Oil & Gas Services (0.6%)
WSP Holdings Ltd. (ADR)(a)	4,200	29,526

Pharmaceuticals (3.0%)
AstraZeneca PLC (ADR)	790	33,599

King Pharmaceuticals, Inc.(a)	2,985		31,253
NBTY, Inc.(a)	1,025		32,862
Pfizer, Inc.	1,600		27,952
Sanofi-Aventis S.A. (ADR)	805		26,750
			152,416
Retail (4.6%)
Asbury Automotive Group, Inc.	1,750		22,488
Darden Restaurants, Inc.	1,405		44,876
Dress Barn, Inc.(a)	2,250		30,105
Fuqi International, Inc.(a)	2,990		26,192
Joseph A. Bank Clothiers, Inc.(a)	1,375		36,781
Men’s Wearhouse, Inc.	950		15,476
PC Connection, Inc.(a)	2,955		27,511
RadioShack Corp.	2,405		29,509
			232,938
Semiconductors (1.6%)
Amkor Technology, Inc.(a)	2,815		29,304
Emulex Corp.(a)	2,175		25,339
Omnivision Technologies, Inc.(a)	2,345		28,351
			82,994
Software (2.4%)
American Reprographics Co.(a)	2,000		33,300
CSG Systems International, Inc.(a)	1,900		20,938
Parametric Technology Corp.(a)	2,140		35,674
The9 Ltd. (ADR)(a)	1,415		31,951
			121,863
Telecommunications (3.3%)
Black Box Corp.	1,015		27,597
Premiere Global Services, Inc.(a)	3,000		43,740
Qiao Xing Mobile Communication Co., Ltd.(a)	4,720		23,270
Telecom Argentina S.A. (ADR)(a)	1,390		19,808
Telefonos de Mexico, S.A. de C.V. (ADR)	1,150		27,232
Turkcell Iletisim Hizmetleri A.S.(ADR)	1,750		25,463
			167,110
Toys, Games & Hobbies (0.6%)
JAKKS Pacific, Inc.(a)	1,475		32,229

Transportation (3.4%)
DryShips, Inc.	400		32,072
Excel Maritime Carriers Ltd.	1,000		39,250
Overseas Shipholding Group, Inc.	420		33,398
Ryder System, Inc.	427		29,412
Tidewater, Inc.	600		39,018
			173,150
Water (0.8%)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	800		40,928

Wholesale Distribution (1.3%)
Houston Wire & Cable Co.	1,549		30,825
WESCO International, Inc.(a)	925		37,037
			67,862
Total Common Stocks (Cost $5,369,239)			5,023,273

SHORT TERM INVESTMENTS (0.4%)

Federal Treasury Obligation Money Market Fund, 7 Day Yield 1.478%(b)	22,166		22,166

Total Short Term Investments (Cost $22,166)			22,166

Total Investments (Cost $5,391,405)	100.0%		5,045,439

Total Liabilities in Excess of Other Assets	0.0	%(c)	(2,229)

Total Net Assets	100.0%		$5,043,210

(a) Non Income Producing Security.

(b) Investment in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

(c) Amount represents less than 0.005%.

Common Abbreviations:

ADR - American Depositary Receipt

A.S .- Aktieselskab is the Danish term for a stock-based corporation.

GDR - Global Depositary Receipt

N.A .- North America

N.V .- Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

S.A .- Generally designates corporations in various countries, mostly those employing the civil law.

S.p.A .- Societa` Per Azioni is an Italian shared company.

NOTES TO QUARTERTLY SCHEDULE OF INVESTMENTS

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

2. SIGNIFICANT ACCOUNTING POLICIES

A. Security Valuation – Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included on such System are valued at the mean of the quoted bid and asked prices on the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

B. Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C. Federal Income Taxes – It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

D. Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Fair Value Measurements - The Fund’s adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on April 1,

2008.  FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2008.

Valuation Inputs	Investments in Securities	Other Financial Instruments(a)

CornerCap Balanced Fund
Level 1-Quoted Prices	$9,935,701	—
Level 2-Other Significant Observable Inputs	6,099,614	—
Level 3-Significant Unobservable Inputs	0	—
Total	$16,035,315	—

CornerCap Small-Cap Value Fund
Level 1-Quoted Prices	$17,247,241	—
Level 2-Other Significant Observable Inputs	0	—
Level 3-Significant Unobservable Inputs	0	—
Total	$17,247,241	—

CornerCap Contrarian Fund
Level 1-Quoted Prices	$5,045,439	—
Level 2-Other Significant Observable Inputs	0	—
Level 3-Significant Unobservable Inputs	0	—
Total	$5,045,439	—

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the period ended June 30, 2008, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3.               UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purpose, including short-term securities at June 30, 2008 were as follows:

	CornerCap	CornerCap	CornerCap
	Balanced	Small-Cap	Contrarian
	Fund	Value Fund	Fund

Gross appreciation
(excess of value over tax cost)	$1,694,802	$2,217,110	$463,594

Gross depreciation
(excess of tax cost over value)	(1,303,353)	(3,595,278)	(809,560)
Net unrealized appreciation	$391,449	$(1,378,168)	$(345,966)
Cost of investments for
income tax purposes	$15,643,866	$18,625,409	$5,391,405

4.               NEW FUND ACCOUNTING PRONOUNCEMENTS

Effective April 1, 2007, the Funds adopted the Financial Accounting Standards Board (“FASB”) interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will not be sustained upon examination. If applicable, penalties and tax-related interest expense are recorded as a component of income tax expense on the Statement of Operations. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Funds file income tax returns in the U.S. federal jurisdiction and the State of Georgia. The statute of limitations on the Fund’s federal tax return filings remains open for the years ended March 31, 2005 through March 31, 2007. The Fund’s Georgia tax return filings also remain open for the years ended March 31, 2005 through March 31, 2007. To our knowledge, there are no federal or Georgia income tax returns currently under examination.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities”.  FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The fund believes the adoption of FAS 161 will have no material impact on the Fund’s financial statement disclosures.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	August 22, 2008

By:	/s/ Thomas E. Quinn
Thomas E Quinn
Chief Accounting Officer

Date:	August 22, 2008

3